SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION OF STATUTORY RATE (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal statutory tax rate, Percentage			21.00%	21.00%
State taxes, net of federal benefit, Percentage			0.00%	0.00%
Changes in valuation allowance, Percentage			21.00%	21.00%
Effective tax rate, Percentage	0.00%	0.00%	0.00%	0.00%